Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net consisted of customer contacts acquired

	As of June 30,
	2020	2019
Customer contracts	$658,224	$677,767
Customer relationship	896,572	-
Software	63,884	-
Less: accumulated amortization	(474,101)	(249,998)
Intangible assets, net	$1,144,579	$427,769

Schedule of intangible assets, net
For the year ended June 30, 2020
Balance as of July 1, 2019	$427,769
Addition	940,913
Amortization	(232,871)
Foreign currency translation adjustment	8,768
Balance as of June 30, 2020	$1,144,579

Schedule of estimated future amortization expense
Year ending June 30,	Amortization expense
2021	$262,670
2022	151,973
2023	147,845
2024	102,434
2025	98,613
2026 and after	381,044
Total	$1,144,579